                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05689

Morgan Stanley Municipal Premium Income Trust
                              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: February 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL PREMIUM INCOME TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON      MATURITY
THOUSANDS                                                                           RATE         DATE                VALUE
---------                                                                          ------      --------            ----------
           TAX-EXEMPT MUNICIPAL BONDS  (149.0%)
           General Obligation  (29.0%)
           Los Angeles Unified School District, California,
$2,000        2003 Ser A (FSA)                                                      5.25%       07/01/20           $2,186,420
 5,000        1997 Ser B (FGIC)                                                     5.00        07/01/23            5,268,050
 5,000     San Diego Unified School District, California, 1998 Ser E (FSA)          5.00        07/01/28            5,212,600
 2,000     Connecticut, 2001 Ser D                                                  5.00        11/15/20            2,129,960
 2,500     Chicago, Illinois, 2001 Ser D                                            5.00        01/01/28            2,604,975
 3,000     Chicago Board of Education, Illinois, Ser 2001 C (FSA)                   5.00        12/01/26            3,108,480
 2,000     Du Page County Community Unit School District # 200, Illinois,           5.25        11/01/21            2,177,480
              Ser 2003 B (FSA)
            Massachusetts,
 3,500        1995 Ser A (Ambac)                                                    5.00        07/01/12            3,835,965
 5,000        Refg Ser D (Ambac)                                                    5.50        10/01/19            5,801,700
 1,500     Bergen County, New Jersey, School District Wychoff Tower                 5.00        04/01/25            1,597,185
              Board Education Ser
 1,000     New York City, New York, 2005 Ser G                                      5.00        12/01/23            1,047,520
 3,000     Barberton City School District, Ohio, Ser 1998 (FGIC)                   5.125        11/01/22            3,208,020
           Pennsylvania,
 1,000        RITES PA - 1112 A (MBIA)                                             8.366++      01/01/18            1,145,880
 1,000        RITES PA - 1112 B (MBIA)                                             8.366++      01/01/19            1,206,250
 5,000     Charleston County School District, South Carolina, Ser 2004 A            5.00        02/01/22            5,323,750
 3,500     Shelby County, Tennessee, Refg 1995 Ser A                               5.625        04/01/11            3,545,850
 5,000     La Joya Independent School District, Texas, Ser 2000 (PSF)               5.50        02/15/25            5,392,900
------                                                                                                             ----------
51,000                                                                                                             54,792,985
------                                                                                                             ----------

           Educational Facilities Revenue  (7.7%)
 2,500     University of Alabama, Ser 2004 A (MBIA)                                 5.25        07/01/20            2,744,525
           New York State Dormitory Authority,
 4,000        State University Refg Ser 1993 A                                      5.50        05/15/08            4,312,440
   890        State University Refg Ser 1999 B                                      7.50        05/15/11            1,015,748
 1,250     Ohio State University, General Receipts Ser 1999 A                       5.75        12/01/24            1,390,375
 5,000     Swarthmore Boro Authority, Pennsylvania, Swarthmore College              5.00        09/15/31            5,141,750
------        Ser 2001                                                                                             ----------
13,640                                                                                                             14,604,838
------                                                                                                             ----------
           Electric Revenue  (18.3%)
 8,000     Salt River Project Agricultural Improvement & Power District,            5.00        01/01/26            8,371,680
              Arizona, Ser 2002 B
 1,550     Los Angeles Department of Water & Power, California, 2001 Ser A          5.00        07/01/24            1,592,160
 5,000     Orlando Utilities Commission, Florida, Water & Electric Ser 2001         5.00        10/01/22            5,302,100
 3,000     Long Island Power Authority, New York, Ser 2004 A (Ambac)                5.00        09/01/34            3,120,870
 8,500     San Antonio, Texas, Electric & Gas Refg Ser 1994 C INFLOS                6.92++      02/01/06            8,850,115
 5,000     Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)                 5.75        07/01/19            5,401,150
 2,000     Grant County Public Utility District #2, Washington, Ser A               5.00        01/01/34            2,073,060
------                                                                                                             ----------
33,050                                                                                                             34,711,135
------                                                                                                             ----------

           Hospital Revenue  (9.0%)
 3,500     Birmingham-Carraway Special Care Facilities Financing Authority,        5.875        08/15/15            3,611,090
              Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)
           Louisiana Public Facilities Authority,
 3,000        Baton Rouge General Medical Center FHA Insured Mtge Ser 2004 (MBIA)   5.25        07/01/33            3,181,620
 2,000        Oshner Clinic Ser 2002 B                                              5.50        05/15/32            2,077,580
 1,000     Maryland Health & Higher Education Facilities Authority, Johns           5.00        11/15/28            1,036,380
              Hopkins Hospital Ser 2003
 2,000     New York State Dormitory Authority, Montefiore Hospital FHA              5.00        08/01/29            2,089,860
              Insured Mtge Ser 2004 (FGIC)

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
 5,000     Lehigh County General Purpose Authority, Pennsylvania, St Luke's        5.375        08/15/33            5,110,700
 -----     of Bethlehem Ser A 2003                                                                                 ----------
16,500                                                                                                             17,107,230
------                                                                                                                   ----------

           Industrial Development/Pollution Control Revenue  (8.7%)
 5,655     Pima County Industrial Development Authority, Arizona, Tucson            7.25        07/15/10            5,913,999
              Electric Power Co Refg Ser 1988 A (FSA)
 1,000     Salem County Pollution Control Financing Authority, New Jersey,         6.125        07/15/22            1,004,270
              E I du Pont de Nemours & Co 1992 Ser A (AMT)
 8,000     New York City Industrial Development Agency, New York, Brooklyn          5.65        10/01/28            7,840,240
              Navy Yard Cogeneration Partners LP Ser 1997 (AMT)
 1,500     Brazos River Authority, Texas, TXU Electric Co                           7.70        04/01/33            1,773,480
-------    Refg Ser 1999 A (AMT)                                                                                   ----------
16,155                                                                                                             16,531,989
-------                                                                                                            ----------

           Mortgage Revenue - Multi-Family  (0.2%)
   360     Minnesota Housing Finance Agency, Rental 1995 Ser D (MBIA)               6.00        02/01/22              367,596
-------                                                                                                            ----------
           Mortgage Revenue - Single Family  (0.4%)
   315     Colorado Housing & Finance Authority Ser 1997 A-2 (AMT)                  7.25        05/01/27              317,369
    25     Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed                    8.00        11/01/20               25,059
              Ser 1998 C (AMT)
     5     Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT) (MBIA)              8.00        11/01/20                5,003
   305     Missouri Housing Development Commission, Homeownership                   7.10        09/01/27              307,733
-------    1996 Ser D (AMT)                                                                                        ----------
   650                                                                                                                655,164
-------                                                                                                            ----------

           Public Facilities Revenue  (6.2%)
 1,000     Jefferson County, Alabama, School Ser 2004 A                             5.50        01/01/22            1,080,550
           Fort Collins, Colorado,
 2,040        Ser 2004 A                                                           5.375        06/01/21            2,254,302
 2,155        Ser 2004 A COPs (Ambac)                                              5.375        06/01/22            2,374,358
           Saint Paul Independent School District #625, Minnesota,
 1,700        Ser 1995 C COPs                                                       5.45        02/01/11            1,704,879
 1,800        Ser 1995 C COPs                                                       5.50        02/01/12            1,805,256
 2,400     Goat Hill Properties, Washington, Governmental Office Building           5.00        12/01/33            2,479,392
-------    Ser 2005 (MBIA)                                                                                         ----------
11,095                                                                                                             11,698,737
-------                                                                                                            ----------

           Transportation Facilities Revenue  (23.3%)
 5,000     Arizona Transportation Board, Highway Ser 2001                           5.25        07/01/19            5,495,050
 2,500     Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 B               5.75        10/01/24            2,808,000
              (FGIC)
           Georgia State Road & Tollway Authority,
 2,000        Ser 2004                                                              5.00        10/01/22            2,133,640
 3,000        Ser 2004                                                              5.00        10/01/23            3,195,780
 5,000     Chicago, Illinois, Chicago-O'Hare Int'l Airport Ser 1996 A (Ambac)      5.625        01/01/12            5,219,950
 5,000     New Jersey Turnpike Authority, Ser 2003 A (Ambac)                        5.00        01/01/30            5,209,050
 3,000     Metropolitan Transportation Authority, New York, State Service           5.50        07/01/20            3,346,290
              Contract Refg Ser 2002 B (MBIA)
 4,000     Port Authority of New York & New Jersey, Cons 135th Ser (XLCA) #         5.00        09/15/29            4,196,800
 3,000     Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B          5.25        11/15/19            3,313,440
 2,000     Pennsylvania Turnpike Commission, Ser R 2001 (Ambac)                     5.00        12/01/30            2,086,060
 6,835     Austin, Texas, Airport Prior Lien Ser 1995 A (AMT) (MBIA)               6.125        11/15/25            7,119,473
-------                                                                                                            ----------
41,335                                                                                                             44,123,533
-------                                                                                                            ----------

           Water & Sewer Revenue  (28.4%)
 3,000     Los Angeles Department of Water & Power, California, Water               5.00        07/01/25            3,161,160
              2004 Ser C (MBIA)
 3,000     Oxnard Financing Authority, California, Wastewater 2004 Ser A            5.00        06/01/29            3,125,040
              (FGIC)
 3,000     San Diego County Water Authority, California, Ser 2004 A (FSA)           5.00        05/01/29            3,134,910

 3,000     Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                   5.50        11/01/22            3,497,340
 4,000     Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                        5.25        10/01/22            4,355,720
 5,000     Rockdale County Water & Sewage Authority, Georgia, Ser 1999 A            5.50        07/01/25            5,439,550
              (MBIA)
           Indianapolis Local Public Improvement Bond Bank, Indiana,
 1,000        Waterworks Ser 2002 A (MBIA)                                          5.50        01/01/18            1,117,810
 1,000        Waterworks Ser 2002 A (MBIA)                                          5.50        01/01/19            1,116,990
 3,215     Louisville & Jefferson County Metropolitan Sewer District,              5.375        05/15/22            3,545,213
              Kentucky, Ser 2001 A (MBIA)
 1,755     Detroit, Michigan, Water Supply Sr Lien Ser 2000 A (FGIC)                5.25        07/01/33            1,864,389
 3,000     Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A (FGIC)        5.25        06/01/22            3,264,510
 2,000     Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)          5.00        12/01/19            2,147,960
 1,850     Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                 5.00        01/01/23            1,943,166
 5,000     Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)                 5.125        05/15/27            5,194,900
10,000     Houston, Texas, Combined Utilities System Refg 2004 Ser A (FGIC)         5.25        05/15/23           10,846,500
-------                                                                                                          ------------
49,820                                                                                                             53,755,158
-------                                                                                                          ------------

           Other Revenue  (10.2%)
 5,000     California Economic Recovery, Ser 2004 A ##                              5.00        07/01/16            5,392,050
 2,000     New Jersey Economic Development Authority, Cigarette Tax                 5.75        06/15/29            2,127,880
              Ser 2004
 2,000     New York City Transitional Finance Authority, New York,                  5.50        11/01/26            2,222,580
              Refg 2003 Ser A
 8,000     New York Local Government Assistance Corporation,                        5.00        04/01/21            8,437,200
              Refg Ser 1997 B (MBIA)
 1,000     Philadelphia, Pennsylvania, Gas Works Eighteenth Ser (AGC)               5.25        08/01/20            1,078,170
-------                                                                                                          ------------
18,000                                                                                                             19,257,880
-------                                                                                                          ------------

           Refunded  (7.6%)
 3,000     Hawaii, 1999 Ser CT (FSA)                                               5.875        09/01/09+           3,393,510
 1,340     Missouri Health & Educational Facilities Authority, Missouri, Baptist   7.625        07/01/18            1,382,357
              Medical Center Refg Ser 1989 (ETM)
 4,000     Montgomery County, Ohio, Franciscan Medical Center - Dayton              5.50        07/01/10+           4,372,640
              Ser 1997
 5,000     South Carolina Public Service Authority, 1995 Refg Ser A (Ambac)         6.25        01/01/06+           5,257,250
--------                                                                                                         ------------
13,340                                                                                                             14,405,757
--------                                                                                                         ------------
264,945    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $266,318,459)                                                   282,012,002
--------                                                                                                         ------------

           SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (1.9%)
  1,700    Missouri Health & Educational Facilities Authority, Cox Health           1.80*       06/01/15            1,700,000
              Ser 1997 (MBIA) (Demand 03/01/05)
  1,900    Harris County Health Facilities Development Corporation, Texas,          1.80*       12/01/32            1,900,000
--------   Methodist Hospital Ser 2002 (Demand 03/01/05)                                                         ------------
  3,600    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $3,600,000)                                      3,600,000
--------                                                                                                         ------------

$268,545   TOTAL INVESTMENTS (Cost $269,918,459) (a) (b)                                           150.9%         285,612,002
========
           OTHER ASSETS IN EXCESS OF LIABILITIES                                                     2.0            3,824,506

           PREFERRED SHARES OF BENEFICIAL INTEREST                                                 (52.9)        (100,109,816)
                                                                                                    ----         ------------

           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                            100.0%        $189,326,692
                                                                                                   =====         ============

------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT     Alternative Minimum Tax.

COPs    Certificates of Participation.

ETM     Escrowed to maturity.

INFLOS  Inverse Floating Rate Securities.

PSF     Texas Permanent School Fund Guarantee Program.

RITES   Residual Interest Tax-Exempt Securities (Illiquid securities).

*       Current coupon of variable rate demand obligation.

+       Prerefunded to call date shown.

++ Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation have a total value of $11,202,245 which represents 5.9% of net assets applicable to common shareholders.

#       Joint exemption in location shown.

## A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $76,250.

(a) Securities have been designated as collateral in an amount equal to $13,502,656 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,929,355 and the aggregate gross unrealized depreciation is $235,812, resulting in net unrealized appreciation of $15,693,543.

Bond Insurance:
---------------

AGC         Assured Guaranty Corporation.

Ambac       Ambac Assurance Corporation.

Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.

FGIC        Financial Guaranty Insurance Company.

FSA         Financial Security Assurance Inc.

MBIA        Municipal Bond Investors Assurance Corporation.

XLCA        XL Capital Assurance Inc.

Futures Contracts Open at February 28, 2005:

                                                 DESCRIPTION,                     UNDERLYING
NUMBER OF                                       DELIVERY MONTH                    FACE AMOUNT                UNREALIZED
CONTRACTS             LONG/SHORT                   AND YEAR                        AT VALUE                 APPRECIATION
---------             ----------           -------------------------              -----------               ------------
   100                  Short              U.S Treasury Notes 5 Year              $(10,757,813)              $  61,443
                                                  June 2005
    25                  Short              U.S Treasury Notes 10 Year               (2,746,875)                 12,431
                                                  June 2005
                                                                                                             ---------
                                            Total unrealized appreciation...............                     $  73,874
                                                                                                             =========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alabama                                          2.6%
Arizona                                          6.9
California                                      10.2
Colorado                                         1.7
Connecticut                                      0.8
Florida                                          2.8
Georgia                                          6.5
Hawaii                                           1.2
Illinois                                         4.6
Indiana                                          0.8
Kentucky                                         1.2
Louisianna                                       1.8
Maryland                                         0.4
Massachusetts                                    3.4
Michigan                                         0.7
Minnesota                                        1.4
Missouri                                         1.2
Nevada                                           1.2
New Jersey                                       5.7
New York                                        14.3
Ohio                                             3.8
Pennsylvania                                     5.5
South Carolina                                   3.7
Tennessee                                        1.2

Texas                                           14.4
Utah                                             1.9
Washington                                       1.6
Joint exemptions*                               (1.5)
                                               -----
Total+                                         100.0%
                                               =====

--------------

* Joint exemptions have been included in each geographic location.

+ Does not include open short futures contracts with an underlying face amount of $13,504,688, with unrealized appreciation of $73,874.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005

                                       3